Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	1.98625%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$363,380.67

Principal:
Principal Collections	$9,169,070.12
Prepayments in Full	$3,385,686.63
Liquidation Proceeds	$92,569.83
Recoveries	$73,697.10
Sub Total	$12,721,023.68
Collections	$13,084,404.35

Purchase Amounts:
Purchase Amounts Related to Principal	$235,036.62
Purchase Amounts Related to Interest	$767.91
Sub Total	$235,804.53

Clean-up Call	$134,373,819.07

Reserve Account Draw Amount	$7,101,491.86

Available Funds - Total	$154,795,519.81

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	46
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$154,795,519.81
Servicing Fee	$122,885.40	$122,885.40	$0.00	$0.00	$154,672,634.41
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$154,672,634.41
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$154,672,634.41
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$154,672,634.41
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$154,672,634.41
Interest - Class A-4 Notes	$59,701.63	$59,701.63	$0.00	$0.00	$154,612,932.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$154,612,932.78
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$154,552,021.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$154,552,021.53
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$154,505,048.53
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$154,505,048.53
Regular Principal Payment	$112,982,866.54	$112,982,866.54	$0.00	$0.00	$41,522,181.99
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,522,181.99
Residual Released to Depositor	$0.00	$41,522,181.99	$0.00	$0.00	$0.00
Total		$154,795,519.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$112,982,866.54
Total					$112,982,866.54
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$47,132,866.54	$391.21	$59,701.63	$0.50	$47,192,568.17	$391.71
Class B Notes	$39,510,000.00	$1,000.00	$60,911.25	$1.54	$39,570,911.25	$1,001.54
Class C Notes	$26,340,000.00	$1,000.00	$46,973.00	$1.78	$26,386,973.00	$1,001.78
Total	$112,982,866.54	$85.80	$167,585.88	$0.13	$113,150,452.42	$85.93

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$47,132,866.54	0.3912091	$0.00	0.0000000
Class B Notes	$39,510,000.00	1.0000000	$0.00	0.0000000
Class C Notes	$26,340,000.00	1.0000000	$0.00	0.0000000
Total	$112,982,866.54	0.0857991	$0.00	0.0000000

Pool Information
Weighted Average APR	2.774%	2.776%
Weighted Average Remaining Term	19.51	18.77
Number of Receivables Outstanding	18,661	17,797
Pool Balance	$147,462,482.75	$134,373,819.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$139,319,349.47	$127,045,243.21
Pool Factor	0.1038250	0.0946096

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$0.00
Targeted Credit Enhancement Amount	$0.00
Yield Supplement Overcollateralization Amount	$7,328,575.86
Targeted Overcollateralization Amount	$33,665,058.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$134,373,819.07

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$7,101,491.86
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(7,101,491.86)
Specified Reserve Balance	$0.00

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		107	$206,300.48
(Recoveries)		151	$73,697.10
Net Loss for Current Collection Period			$132,603.38
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0791%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9209%
Second Prior Collection Period			0.3759%
Prior Collection Period			0.8626%
Current Collection Period			1.1292%
Four Month Average (Current and Prior Three Collection Periods)			0.8222%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,164	$16,235,662.28
(Cumulative Recoveries)			$3,101,844.94
Cumulative Net Loss for All Collection Periods			$13,133,817.34
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.9247%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,899.05
Average Net Loss for Receivables that have experienced a Realized Loss			$3,154.13

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.64%	307	$3,542,293.83
61-90 Days Delinquent	0.40%	41	$540,402.76
91-120 Days Delinquent	0.05%	5	$70,158.47
Over 120 Days Delinquent	0.45%	47	$598,976.75
Total Delinquent Receivables	3.54%	400	$4,751,831.81

Repossession Inventory:
Repossessed in the Current Collection Period		10	$127,576.39
Total Repossessed Inventory		19	$279,833.70

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4608%
Prior Collection Period			0.4930%
Current Collection Period			0.5226%
Three Month Average			0.4921%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.9001%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	46

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer